Shareholder Report, Line Graph (Details) 195920_Tema Heart _Health ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Nov. 21, 2023	Feb. 28, 2026
Tema Heart & Health ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Tema Heart & Health ETF NAV
Accumulated Value	$ 11,825	$ 12,743	$ 10,000	$ 14,048
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Total Return Index
Accumulated Value	$ 13,326	$ 11,255	$ 10,000	$ 15,590